FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial instruments (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
FINANCIAL ASSETS
At fair value through profit or loss	$ 800		$ 0
Amortized cost	63,907		65,451
Total	64,707		65,451
FINANCIAL LIABILITIES
At fair value through profit or loss	6,727		0
Amortized cost	67,234		17,322
Total	73,961		17,322
Convertible Notes - Host
FINANCIAL LIABILITIES
Financial liabilities, fair value	59,300	$ 43.8
Account payables and accrued liabilities
FINANCIAL LIABILITIES
At fair value through profit or loss	0		0
Amortized cost	15,429		15,193
Total	15,429		15,193
Borrowings.
FINANCIAL LIABILITIES
At fair value through profit or loss	0		0
Amortized cost	1,988		2,129
Total	1,988		2,129
Convertible notes
FINANCIAL LIABILITIES
At fair value through profit or loss	6,727
Amortized cost	49,817
Total	56,544
Cash and cash equivalents
FINANCIAL ASSETS
At fair value through profit or loss	0		0
Amortized cost	59,924		62,355
Total	59,924		62,355
Grants receivable and other current assets
FINANCIAL ASSETS
At fair value through profit or loss	0		0
Amortized cost	3,983		3,096
Total	3,983		$ 3,096
Investment - Listed shares
FINANCIAL ASSETS
At fair value through profit or loss	800
Total	$ 800